Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

April 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Annuity Portfolios (“Trust”) (File Nos. 033-74534 and 811-08314)

Schwab VIT Balanced Portfolio	Schwab Government Money Market Portfolio
Schwab VIT Balanced with Growth Portfolio	Schwab S&P 500 Index Portfolio
Schwab VIT Growth Portfolio

Post-Effective Amendment No. 51

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 26, 2019, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Michael Cirelli
Michael Cirelli
Corporate Counsel
Charles Schwab Investment Management, Inc.